NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
Schedule of note payable
	September 30,	December 31,
	2022	2021
Balance at beginning of the period	$-	$-
Additions	4,665	-
Repayments	-	-
Unwinding of fair value adjustment	177	-
Balance at end of the period	$4,842	$-